Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 2) - Oil And Gas Producing Activities [Member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Entitiees [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Sales to third parties	$ 767	$ 1,311	$ 1,105
Intersegment	66,113	76,579	54,479
Net operation revenues	66,880	77,890	55,584
Production costs	(17,009)	(20,050)	(14,668)
Exploration expenses	(982)	(887)	(687)
Depreciation, depletion and amortization	(10,230)	(10,415)	(9,005)
Impairment of oil and gas properties	(2,105)	(1,218)	3,107
Other operating expenses	(2,528)	3,012	820
Results before income tax expenses	34,026	48,332	35,151
Income tax expenses	(11,569)	(16,433)	(11,951)
Results of operations (excluding corporate overhead and interest costs)	22,457	31,899	23,200
Consolidated Entitiees [Member] | Country Of Brazil [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Sales to third parties	631	1,153	974
Intersegment	66,113	76,579	54,479
Net operation revenues	66,744	77,732	55,453
Production costs	(16,946)	(19,975)	(14,601)
Exploration expenses	(981)	(719)	(685)
Depreciation, depletion and amortization	(10,186)	(10,373)	(8,959)
Impairment of oil and gas properties	(2,105)	(1,216)	3,107
Other operating expenses	(2,504)	3,000	809
Results before income tax expenses	34,023	48,449	35,124
Income tax expenses	(11,568)	(16,474)	(11,984)
Results of operations (excluding corporate overhead and interest costs)	22,455	31,975	23,141
Consolidated Entitiees [Member] | South America [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Sales to third parties	136	158	131
Net operation revenues	136	158	131
Production costs	(63)	(75)	(67)
Exploration expenses	(1)	(168)	(2)
Depreciation, depletion and amortization	(44)	(42)	(46)
Impairment of oil and gas properties		(2)
Other operating expenses	(15)	(1)	15
Results before income tax expenses	12	(130)	31
Income tax expenses	(4)	44	(11)
Results of operations (excluding corporate overhead and interest costs)	8	(86)	20
Consolidated Entitiees [Member] | Foreign countries [member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Sales to third parties	136	158	131
Net operation revenues	136	158	131
Production costs	(63)	(75)	(67)
Exploration expenses	(1)	(168)	(2)
Depreciation, depletion and amortization	(44)	(42)	(46)
Impairment of oil and gas properties		(2)
Other operating expenses	(24)	12	11
Results before income tax expenses	3	(117)	27
Income tax expenses	(1)	41	33
Results of operations (excluding corporate overhead and interest costs)	2	(76)	59
Consolidated Entitiees [Member] | North America [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Other operating expenses	(8)	(8)	114
Results before income tax expenses	(8)	(8)	114
Income tax expenses	3
Results of operations (excluding corporate overhead and interest costs)	(5)	(8)	114
Consolidated Entitiees [Member] | Other Countries [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Other operating expenses	(1)	21	(118)
Results before income tax expenses	(1)	21	(118)
Income tax expenses	1	(3)	43
Results of operations (excluding corporate overhead and interest costs)	(1)	19	(75)
Equity Method Investeee [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Sales to third parties	159	275	220
Net operation revenues	159	275	220
Production costs	(36)	(41)	(44)
Depreciation, depletion and amortization	(26)	(42)	(38)
Impairment of oil and gas properties	(75)
Other operating expenses	(25)	(22)	(17)
Results before income tax expenses	(3)	170	121
Results of operations (excluding corporate overhead and interest costs)	$ (3)	$ 170	$ 121